Organization and Principal Activities - Schedule of Financial Statement Amounts and Balances of VIEs - Cash Flow (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Net cash used in operating activities	$ (32,714,475)	$ (26,904,911)	$ (18,748,391)
Net cash (used in) provided by investing activities	106,411	15,832,444	(3,318,921)
Net cash provided by (used in) financing activities	4,466,600	(19,056,395)	9,702,412
Effect of exchange rate changes	(93,906)	2,222,371	(4,734,152)
VIEs
Variable Interest Entity [Line Items]
Net cash used in operating activities	(8,265,834)	(27,938,791)	(5,879,768)
Net cash (used in) provided by investing activities	(69,989)	16,669,443	(4,211,878)
Net cash provided by (used in) financing activities		(19,083,181)	9,559,794
Effect of exchange rate changes	$ (621,698)	$ (3,470,414)	$ (3,221,622)